Nature and Continuance of Operations (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2008	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Jan. 09, 2008
Nature And Continuance Of Operations Details Narrative
Net income (loss)		$ (4,999)	$ (14,927)	$ (23,373)	$ (53,270)	$ (93,867)	$ (68,494)
Working capital deficit		$ (73,831)	$ (173,061)	$ (73,831)	$ (173,061)	$ (213,658)	$ (119,791)	$ (51,297)
State of incorporation				State of Nevada
Date of incorporation				Dec. 27, 2007
Forward stock split	Thousand for one
Common Stock, Par Value Per Share		$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized		75,000,000		75,000,000		75,000,000	75,000,000		75,000